Restructuring charges	6 Months Ended
Feb. 28, 2022
Restructuring Charges
Restructuring charges

26. Restructuring charges

In February 2022, the Company recorded restructuring charges of $90,539 related to the shuttering of the UMG business, which is planned to occur during the fourth quarter of 2022. This action will result in a workforce reduction of 11 employees.

Also, during the month of February 2022, the company recorded restructuring charges of $35,747 related to corporate workforce reductions of 4 employees.

All restructuring expenses for the quarter and year to date are for severance. No restructuring actions occurred during the quarter or six months ended February 28, 2021.